MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 0.6%
------------------------------------------------------------------------
     $  500        Michigan South Central Power Agency
                   Supply System, 6.75%, 11/1/10             $   513,760
------------------------------------------------------------------------
                                                             $   513,760
------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.2%
------------------------------------------------------------------------
     $3,500        Kent Hospital Finance Authority,
                   (Butterworth Health System), Prerefunded
                   to 1/15/06, (MBIA), 6.125%, 1/15/21       $ 3,921,225
      1,000        Lake Orion, School District, Prerefunded
                   to 5/1/05, (AMBAC), 7.00%, 5/1/20           1,133,920
------------------------------------------------------------------------
                                                             $ 5,055,145
------------------------------------------------------------------------
General Obligations -- 5.0%
------------------------------------------------------------------------
     $2,000        Detroit, 6.35%, 4/1/14                    $ 2,129,820
        475        Detroit, 6.70%, 4/1/10                        533,216
      1,000        East Grand Rapids, Public School
                   District, 5.00%, 5/1/25                       986,920
        350        Puerto Rico, Variable Rate, 7/1/27(1)(2)      373,824
------------------------------------------------------------------------
                                                             $ 4,023,780
------------------------------------------------------------------------
Hospital -- 12.8%
------------------------------------------------------------------------
     $  500        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $   495,125
      1,000        Dickinson County Health System,
                   5.80%, 11/1/24                                845,940
      1,000        John Tolfree Health System Corp.,
                   6.00%, 9/15/23                                878,070
      1,100        Mecosta County, (Michigan General
                   Hospital), 5.75%, 5/15/09                   1,075,701
      2,000        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.25%, 10/1/27                              1,745,700
        250        Michigan Hospital Finance Authority,
                   (Henry Ford Continuing Care Corp.),
                   6.75%, 7/1/11                                 255,725
      6,000        Michigan Hospital Finance Authority,
                   (McLaren Obligated Group),
                   4.50%, 10/15/21                             5,062,500
------------------------------------------------------------------------
                                                             $10,358,761
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue -- 7.5%
------------------------------------------------------------------------
     $1,500        Detroit Local Development Finance
                   Authority, (Chrysler Corp.),
                   5.375%, 5/1/21                            $ 1,505,520
      2,000        Dickinson, EDC, (Champion
                   International), 5.85%, 10/1/18              2,034,140
        935        Michigan Strategic Fund, (Crown Paper),
                   (AMT), 6.50%, 8/1/21(3)                       154,255
        105        Michigan Strategic Fund, (KMart Corp.),
                   6.80%, 6/15/07                                106,451
      2,200        Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                      2,248,114
------------------------------------------------------------------------
                                                             $ 6,048,480
------------------------------------------------------------------------
Insured-Education -- 4.3%
------------------------------------------------------------------------
     $1,000        Ferris State University, (AMBAC),
                   5.00%, 10/1/23                            $   987,400
        500        Ferris State University, (AMBAC),
                   5.00%, 10/1/28                                488,990
      2,000        Western Michigan University, (FGIC),
                   5.125%, 11/15/22                            2,004,100
------------------------------------------------------------------------
                                                             $ 3,480,490
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.2%
------------------------------------------------------------------------
     $  300        Michigan Strategic Fund, (Detroit Edison
                   Co.), (FGIC), 6.95%, 5/1/11               $   361,392
      2,000        Michigan Strategic Fund, (Detroit Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/29          2,059,520
      1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          970,730
------------------------------------------------------------------------
                                                             $ 3,391,642
------------------------------------------------------------------------
Insured-General Obligations -- 17.8%
------------------------------------------------------------------------
     $1,000        Avondale School District, (AMBAC),
                   4.75%, 5/1/22                             $   949,910
      1,345        Brighton School District, (AMBAC),
                   0.00%, 5/1/18                                 574,826
      1,000        Coopersville Area Public School
                   District, (MBIA), 5.00%, 5/1/29               977,180
        400        Haslett Public School District, (FSA),
                   4.75%, 5/1/26                                 380,684
      1,900        Holland School District, (AMBAC),
                   0.00%, 5/1/17                                 860,890
      3,000        Lake Orion, Community School District,
                   (FGIC), 5.125%, 5/1/23                      3,001,440

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $1,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                            $ 1,041,010
      2,410        Okemos Public Schools, (MBIA),
                   0.00%, 5/1/16                               1,158,222
        930        Parchment School District, (MBIA),
                   5.00%, 5/1/25                                 940,937
      1,000        Redford Union School District No.1,
                   (AMBAC), 5.00%, 5/1/22                      1,009,600
      2,500        Wyoming Public Schools, (FGIC),
                   5.125%, 5/1/23                              2,501,200
      1,000        Zeeland Public Schools, (FGIC),
                   5.25%, 5/1/22                               1,011,020
------------------------------------------------------------------------
                                                             $14,406,919
------------------------------------------------------------------------
Insured-Housing -- 2.1%
------------------------------------------------------------------------
     $  500        Michigan HDA, (Parkway Meadows), (FSA),
                   6.85%, 10/15/18                           $   522,125
      1,250        Michigan HDA, Rental Housing, (MBIA),
                   (AMT), 5.30%, 10/1/37                       1,221,775
------------------------------------------------------------------------
                                                             $ 1,743,900
------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 2.7%
------------------------------------------------------------------------
     $2,200        Hancock Hospital Finance Authority,
                   (Portage Health), (MBIA), 5.45%, 8/1/47   $ 2,226,906
------------------------------------------------------------------------
                                                             $ 2,226,906
------------------------------------------------------------------------
Insured-Transportation -- 1.2%
------------------------------------------------------------------------
     $1,000        Wayne Charter County Airport, (MBIA),
                   (AMT), 5.00%, 12/1/28                     $   966,110
------------------------------------------------------------------------
                                                             $   966,110
------------------------------------------------------------------------
Insured-Water and Sewer -- 13.7%
------------------------------------------------------------------------
     $5,000        Detroit, City Water Supply System,
                   (FGIC), 4.75%, 7/1/19                     $ 4,798,700
      4,400        Grand Rapids, Sanitary Sewer System,
                   (FGIC), 4.75%, 1/1/28                       4,105,200
      2,165        Warren, Water and Sewer, (FSA),
                   5.25%, 11/1/26                              2,182,753
------------------------------------------------------------------------
                                                             $11,086,653
------------------------------------------------------------------------
Miscellaneous -- 1.3%
------------------------------------------------------------------------
     $1,100        Pittsfield Township EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $ 1,065,735
------------------------------------------------------------------------
                                                             $ 1,065,735
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Pooled Loans -- 3.1%
------------------------------------------------------------------------
     $1,825        Michigan Municipal Bond Authority Local
                   Government Loan, 6.75%, 5/1/12            $ 1,938,168
        590        Michigan Municipal Bond Authority Local
                   Government Loan, 6.90%, 5/1/21                607,635
------------------------------------------------------------------------
                                                             $ 2,545,803
------------------------------------------------------------------------
Senior Living / Life Care -- 2.9%
------------------------------------------------------------------------
     $1,500        Kalamazoo EDC, (Friendship Village),
                   6.25%, 5/15/27                            $ 1,408,755
      1,000        Michigan HFA, (Presbyterian Village),
                   6.50%, 1/1/25                                 959,380
------------------------------------------------------------------------
                                                             $ 2,368,135
------------------------------------------------------------------------
Special Tax Revenue -- 8.9%
------------------------------------------------------------------------
     $  250        Battle Creek, Downtown Development
                   Authority Tax Increment, 7.60%, 5/1/16    $   282,767
      1,315        Battle Creek, Downtown Development
                   Authority Tax Increment, 7.65%, 5/1/22      1,489,080
      3,300        Detroit, Convention Facility, (Cobo Hall
                   Expansion), 5.25%, 9/30/12(4)               3,355,869
      3,050        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/16                               1,365,638
      2,000        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/20                                 697,100
------------------------------------------------------------------------
                                                             $ 7,190,454
------------------------------------------------------------------------
Transportation -- 4.6%
------------------------------------------------------------------------
     $1,500        Kent County Airport Facility, (AMT),
                   Variable Rate, 1/1/25(1)(5)               $ 1,461,150
        345        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(1)(2)        381,939
      2,000        Wayne Charter County Airport, Residual
                   Certificates, (AMT), Variable Rate,
                   12/1/28(1)(5)                               1,864,460
------------------------------------------------------------------------
                                                             $ 3,707,549
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $74,379,555)                             $80,180,222
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PUT OPTIONS PURCHASED -- 0.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
     $   45        U.S. Treasury, Expires 8/25/01, Strike
                   Price 98                                  $       703
------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $33,293)                                $       703
------------------------------------------------------------------------
Total Investments -- 98.9%
   (identified cost $74,412,848)                             $80,180,925
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.1%                       $   921,199
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $81,102,124
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2001, 52.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.4% to 22.2% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Non-income producing security.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (5)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2001

                                ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $68,418,858        $29,151,218          $129,368,512          $74,412,848
   Unrealized appreciation           2,882,307          1,322,036             7,965,331            5,768,077
----------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $71,301,165        $30,473,254          $137,333,843          $80,180,925
----------------------------------------------------------------------------------------------------------------
Cash                               $        --        $        --          $    239,017          $    49,445
Receivable for investments
   sold                                     --            209,578                61,045              490,354
Interest receivable                    684,160            367,814             1,417,931            1,029,109
Prepaid expenses                           482                186                   863                  559
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $71,985,807        $31,050,832          $139,052,699          $81,750,392
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts               $     8,437        $     2,500          $     10,625          $     6,875
Demand note payable                         --            200,000                    --              600,000
Due to bank                             20,364             26,304                    --                   --
Payable to affiliate for
   Trustees' fees                           80                699                 3,423                  132
Accrued expenses                        29,644             25,375                39,334               41,261
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $    58,525        $   254,878          $     53,382          $   648,268
----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $71,927,282        $30,795,954          $138,999,317          $81,102,124
----------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $69,156,244        $29,481,089          $131,064,471          $75,353,767
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  2,771,038          1,314,865             7,934,846            5,748,357
----------------------------------------------------------------------------------------------------------------
TOTAL                              $71,927,282        $30,795,954          $138,999,317          $81,102,124
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2001

                                MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $45,742,031          $240,055,450           $222,371,030         $8,878,725
   Unrealized appreciation            2,654,728            15,179,845              1,793,591            707,514
------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $48,396,759          $255,235,295           $224,164,621         $9,586,239
------------------------------------------------------------------------------------------------------------------
Cash                                $   614,957          $    381,415           $     81,558         $   65,692
Receivable for investments
   sold                                  51,000                    --              3,824,028             10,117
Interest receivable                     630,570             2,830,500              3,048,283            127,464
Prepaid expenses                            319                 1,609                  1,556                 80
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $49,693,605          $258,448,819           $231,120,046         $9,789,592
------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts                $    11,250          $     71,875           $     25,625         $       --
Demand note payable                          --                    --                800,000                 --
Payable for open swap
   contracts                             20,240               101,199                     --                 --
Payable to affiliate for
   Trustees' fees                         1,037                 6,217                    240                  5
Accrued expenses                         29,404                67,364                 81,020             20,480
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $    61,931          $    246,655           $    906,885         $   20,485
------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $49,631,674          $258,202,164           $230,213,161         $9,769,107
------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $47,178,452          $244,281,713           $228,758,868         $9,061,593
Net unrealized appreciation
   (computed on the basis of
   identified cost)                   2,453,222            13,920,451              1,454,293            707,514
------------------------------------------------------------------------------------------------------------------
TOTAL                               $49,631,674          $258,202,164           $230,213,161         $9,769,107
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2001

                                ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                           $4,451,888          $1,811,546           $ 7,790,122           $4,979,644
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $4,451,888          $1,811,546           $ 7,790,122           $4,979,644
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee             $  252,620          $   66,053           $   542,601           $  304,379
Trustees fees and expenses              7,870               2,818                13,855                8,022
Legal and accounting services          25,141              36,638                48,597               27,227
Custodian fee                          46,040              23,075                68,427               57,569
Miscellaneous                           9,557               9,107                14,827               11,635
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $  341,228          $  137,691           $   688,307           $  408,832
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $   18,898          $   10,700           $    38,106           $   11,888
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $   18,898          $   10,700           $    38,106           $   11,888
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                       $  322,330          $  126,991           $   650,201           $  396,944
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $4,129,558          $1,684,555           $ 7,139,921           $4,582,700
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $ (499,630)         $ (224,613)          $   553,372           $  339,020
   Financial futures contracts        (37,444)             (6,136)              (28,410)             (11,782)
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)           $ (537,074)         $ (230,749)          $   524,962           $  327,238
----------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                  $2,032,816          $1,984,001           $ 7,184,076           $4,392,605
   Financial futures contracts       (109,482)             (8,250)              (35,071)             (21,338)
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $1,923,334          $1,975,751           $ 7,149,005           $4,371,267
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                            $1,386,260          $1,745,002           $ 7,673,967           $4,698,505
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $5,515,818          $3,429,557           $14,813,888           $9,281,205
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2001

                                MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------
Interest                            $2,983,583           $15,794,896            $15,111,581          $  605,586
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME             $2,983,583           $15,794,896            $15,111,581          $  605,586
------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------
Investment adviser fee              $  140,654           $ 1,127,567            $ 1,053,605          $   16,060
Trustees fees and expenses               3,078                23,839                 16,606                 217
Legal and accounting services           40,066                78,690                 46,079              34,273
Custodian fee                           37,000               128,972                135,990              11,427
Miscellaneous                            8,718                20,876                 22,232               5,586
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                      $  229,516           $ 1,379,944            $ 1,274,512          $   67,563
------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee       $   22,782           $    27,648            $    77,078          $    2,960
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS            $   22,782           $    27,648            $    77,078          $    2,960
------------------------------------------------------------------------------------------------------------------

NET EXPENSES                        $  206,734           $ 1,352,296            $ 1,197,434          $   64,603
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME               $2,776,849           $14,442,600            $13,914,147          $  540,983
------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)       $   88,525           $   983,194            $(1,068,713)         $   (2,783)
   Financial futures contracts         (75,081)             (652,234)              (110,600)                 --
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)            $   13,444           $   330,960            $(1,179,313)         $   (2,783)
------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                   $1,890,932           $14,774,624            $10,553,198          $  472,246
   Financial futures contracts        (133,443)             (748,284)              (333,343)                 --
   Interest rate swap
      contracts                        (20,240)             (101,199)                    --                  --
------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)      $1,737,249           $13,925,141            $10,219,855          $  472,246
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                             $1,750,693           $14,256,101            $ 9,040,542          $  469,463
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                  $4,527,542           $28,698,701            $22,954,689          $1,010,446
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  4,129,558        $ 1,684,555          $  7,139,921          $  4,582,700
   Net realized gain (loss)              (537,074)          (230,749)              524,962               327,238
   Net change in unrealized
      appreciation (depreciation)       1,923,334          1,975,751             7,149,005             4,371,267
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  5,515,818        $ 3,429,557          $ 14,813,888          $  9,281,205
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  7,553,699        $ 3,227,821          $ 12,795,330          $  2,707,718
   Withdrawals                        (14,766,238)        (6,481,101)          (21,746,556)          (16,463,267)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS              $ (7,212,539)       $(3,253,280)         $ (8,951,226)         $(13,755,549)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                            $ (1,696,721)       $   176,277          $  5,862,662          $ (4,474,344)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 73,624,003        $30,619,677          $133,136,655          $ 85,576,468
-------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 71,927,282        $30,795,954          $138,999,317          $ 81,102,124
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 2,776,849          $ 14,442,600           $ 13,914,147         $   540,983
   Net realized gain (loss)                 13,444               330,960             (1,179,313)             (2,783)
   Net change in unrealized
      appreciation (depreciation)        1,737,249            13,925,141             10,219,855             472,246
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 4,527,542          $ 28,698,701           $ 22,954,689         $ 1,010,446
---------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 4,560,785          $ 22,382,858           $ 14,459,362         $   824,408
   Withdrawals                          (8,304,541)          (41,278,912)           (44,893,053)         (3,076,167)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $(3,743,756)         $(18,896,054)          $(30,433,691)        $(2,251,759)
---------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $   783,786          $  9,802,647           $ (7,479,002)        $(1,241,313)
---------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------
At beginning of year                   $48,847,888          $248,399,517           $237,692,163         $11,010,420
---------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                         $49,631,674          $258,202,164           $230,213,161         $ 9,769,107
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  4,530,839        $  1,941,120         $  7,793,708          $  5,287,451
   Net realized loss                     (529,246)             (8,511)            (390,165)           (1,636,303)
   Net change in unrealized
      appreciation (depreciation)      (3,319,219)         (1,668,362)          (4,803,569)           (2,819,976)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $    682,374        $    264,247         $  2,599,974          $    831,172
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  5,242,737        $  2,519,178         $  9,001,578          $  4,120,260
   Withdrawals                        (26,634,396)        (10,037,815)         (36,358,485)          (28,838,316)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS              $(21,391,659)       $ (7,518,637)        $(27,356,907)         $(24,718,056)
-------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS           $(20,709,285)       $ (7,254,390)        $(24,756,933)         $(23,886,884)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 94,333,288        $ 37,874,067         $157,893,588          $109,463,352
-------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 73,624,003        $ 30,619,677         $133,136,655          $ 85,576,468
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $  3,057,105          $ 15,756,651           $ 15,818,171         $   756,497
   Net realized gain (loss)               (608,358)              (17,320)               222,468            (291,804)
   Net change in unrealized
      appreciation (depreciation)       (2,012,902)          (13,757,183)           (15,721,959)           (374,388)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $    435,845          $  1,982,148           $    318,680         $    90,305
---------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $  3,948,681          $ 12,359,592           $  9,874,314         $   526,482
   Withdrawals                         (15,929,506)          (75,275,630)           (87,374,122)         (5,371,519)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(11,980,825)         $(62,916,038)          $(77,499,808)        $(4,845,037)
---------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS            $(11,544,980)         $(60,933,890)          $(77,181,128)        $(4,754,732)
---------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------
At beginning of year                  $ 60,392,868          $309,333,407           $314,873,291         $15,765,152
---------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $ 48,847,888          $248,399,517           $237,692,163         $11,010,420
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      ARIZONA PORTFOLIO
                                  ----------------------------------------------------------
                                                     YEAR ENDED JULY 31,
                                  ----------------------------------------------------------
                                    2001        2000        1999        1998         1997
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.47%       0.52%       0.49%        0.50%        0.50%
   Expenses after custodian
      fee reduction                  0.45%       0.51%       0.48%        0.48%        0.49%
   Net investment income             5.73%       5.67%       5.21%        5.27%        5.56%
Portfolio Turnover                     26%         25%         38%          23%          10%
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $71,927     $73,624     $94,333     $103,092     $112,472
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     COLORADO PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.45%       0.39%       0.39%       0.40%       0.40%
   Net expenses after
      custodian fee reduction        0.41%       0.36%       0.35%       0.37%       0.36%
   Net investment income             5.47%       5.85%       5.36%       5.49%       5.86%
Portfolio Turnover                     18%         14%         33%         18%         14%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $30,796     $30,620     $37,874     $39,801     $42,624
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      CONNECTICUT PORTFOLIO
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.51%        0.50%        0.50%        0.51%        0.53%
   Expenses after custodian
      fee reduction                   0.48%        0.48%        0.48%        0.50%        0.53%
   Net investment income              5.31%        5.53%        5.15%        5.20%        5.50%
Portfolio Turnover                      14%          20%          18%           7%          11%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $138,999     $133,137     $157,894     $164,955     $174,978
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      MICHIGAN PORTFOLIO
                                  -----------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  -----------------------------------------------------------
                                    2001        2000        1999         1998         1997
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.48%       0.52%        0.49%        0.50%        0.52%
   Expenses after custodian
      fee reduction                  0.47%       0.52%        0.48%        0.48%        0.50%
   Net investment income             5.48%       5.67%        5.10%        5.19%        5.45%
Portfolio Turnover                      8%         30%          31%          26%          16%
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $81,102     $85,576     $109,463     $130,236     $150,224
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    MINNESOTA PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.47%       0.45%       0.46%       0.47%       0.47%
   Expenses after custodian
      fee reduction                  0.42%       0.43%       0.44%       0.45%       0.44%
   Net investment income             5.65%       5.81%       5.28%       5.28%       5.71%
Portfolio Turnover                     17%         12%         19%         23%         22%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $49,632     $48,848     $60,393     $66,984     $70,674
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      NEW JERSEY PORTFOLIO
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.55%        0.54%        0.53%        0.54%        0.54%
   Expenses after custodian
      fee reduction                   0.54%        0.54%        0.52%        0.52%        0.52%
   Net investment income              5.76%        5.91%        5.39%        5.52%        5.84%
Portfolio Turnover                      20%          26%          32%          14%          24%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $258,202     $248,400     $309,333     $328,629     $352,772
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     PENNSYLVANIA PORTFOLIO
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.55%        0.58%        0.54%        0.54%        0.55%
   Expenses after custodian
      fee reduction                   0.51%        0.58%        0.50%        0.50%        0.51%
   Net investment income              5.97%        5.92%        5.49%        5.66%        5.96%
Portfolio Turnover                      15%          18%          27%          13%          17%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $230,213     $237,692     $314,873     $359,532     $402,221
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      TEXAS PORTFOLIO
                                  -------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  -------------------------------------------------------
                                   2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.68%       0.48%       0.39%       0.38%       0.37%
   Expenses after custodian
      fee reduction                 0.65%       0.48%       0.36%       0.35%       0.35%
   Net investment income            5.41%       5.79%       5.50%       5.58%       5.79%
Portfolio Turnover                     8%         35%         55%         17%         17%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $9,769     $11,010     $15,765     $17,837     $21,676
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. The Portfolios will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. Effective August 1, 2001, the Portfolios will begin amortizing premiums on fixed-income securities using the interest method of amortization. Prior to August 1, 2001, the Portfolios amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolios. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation based on securities held as of July 31, 2001.

 C Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended July 31, 2001, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
    ---------------------------------------------------------------------
    Arizona                                   $  252,620            0.35%
    Colorado                                      66,053            0.21%
    Connecticut                                  542,601            0.40%
    Michigan                                     304,379            0.36%
    Minnesota                                    140,654            0.29%
    New Jersey                                 1,127,567            0.45%
    Pennsylvania                               1,053,605            0.45%
    Texas                                         16,060            0.16%

 *    Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended July 31, 2001 were as follows:

    ARIZONA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $18,024,000
    Sales                                      21,874,549
    COLORADO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,484,337
    Sales                                       7,008,257
    CONNECTICUT PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $17,919,615
    Sales                                      20,473,181

    MICHIGAN PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 6,674,938
    Sales                                      15,797,281
    MINNESOTA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,972,220
    Sales                                       9,928,441
    NEW JERSEY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $48,460,853
    Sales                                      56,061,254

    PENNSYLVANIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $35,045,930
    Sales                                      55,056,180

    TEXAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   747,725
    Sales                                       2,452,083

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2001, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 68,419,655
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,472,094
    Gross unrealized depreciation               (2,590,584)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,881,510
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 29,152,728
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,527,352
    Gross unrealized depreciation                 (206,826)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,320,526
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $129,368,512
    ------------------------------------------------------
    Gross unrealized appreciation             $  8,125,750
    Gross unrealized depreciation                 (160,419)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  7,965,331
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 74,423,472
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,046,417
    Gross unrealized depreciation               (1,288,964)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,757,453
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 45,742,031
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,044,143
    Gross unrealized depreciation                 (389,415)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,654,728
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $240,060,610
    ------------------------------------------------------
    Gross unrealized appreciation             $ 19,235,135
    Gross unrealized depreciation               (4,060,450)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 15,174,685
    ------------------------------------------------------

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $222,422,747
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,042,709
    Gross unrealized depreciation              (12,300,835)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,741,874
    ------------------------------------------------------
    TEXAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $  8,878,725
    ------------------------------------------------------
    Gross unrealized appreciation             $    740,215
    Gross unrealized depreciation                  (32,701)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    707,514
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2001, the Colorado Portfolio, Michigan Portfolio, and Pennsylvania Portfolio had balances outstanding pursuant to this line of credit of $200,000, $600,000, and $800,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended July 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2001 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    Arizona                         9/01        27 U.S. Treasury Bond     Short         $(111,269)
    ------------------------------------------------------------------------------------------------
    Colorado                        9/01        8 U.S. Treasury Bond      Short         $  (7,171)
    ------------------------------------------------------------------------------------------------
    Connecticut                     9/01        34 U.S. Treasury Bond     Short         $ (30,485)
    ------------------------------------------------------------------------------------------------
    Michigan                        9/01        22 U.S. Treasury Bond     Short         $ (19,720)
    ------------------------------------------------------------------------------------------------
    Minnesota                       9/01        20 Municipal Bond         Short         $(110,744)
                                    9/01        14 U.S. Treasury Bond     Short           (70,522)
    ------------------------------------------------------------------------------------------------
    New Jersey                      9/01        100 Municipal Bond        Short         $(553,725)
                                    9/01        120 U.S. Treasury Bond    Short          (604,470)
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    9/01        82 U.S. Treasury Bond     Short         $(339,298)

   At July 31, 2001, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts. At July 31, 2001, the Minnesota Portfolio and New Jersey Portfolio have entered into interest rate swap agreements with Morgan Stanley Capital Services, Inc. whereby the Portfolios make bi-annual payments at a rate equal to 4.915% on the notional amount of $500,000 and $2,500,000, respectively. In exchange, the Portfolios receive payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contracts, which terminate April 30, 2021, are recorded as payables for open swap contracts of $20,240 and $101,199, respectively, on July 31, 2001.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
ARIZONA MUNICIPALS PORTFOLIO, COLORADO MUNICIPALS PORTFOLIO, CONNECTICUT MUNICIPALS PORTFOLIO, MICHIGAN MUNICIPALS PORTFOLIO, MINNESOTA MUNICIPALS PORTFOLIO, NEW JERSEY MUNICIPALS PORTFOLIO, PENNSYLVANIA MUNICIPALS PORTFOLIO AND TEXAS MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio (the "Portfolios") as of July 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2001 and 2000 and supplementary data for each of the years in the five year period ended July 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio at July 31, 2001, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 7, 2001

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

INVESTMENT MANAGEMENT


MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and
New Jersey Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio
Manager of Texas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant